Net Contributions (Withdrawals) by Contract Owners	12 Months Ended
Dec. 31, 2019
Net Contributions Withdrawals By Contract Owners [Abstract]
Net Contributions (Withdrawals) by Contract Owners
Net Contributions (Withdrawals) by Contract Owners
Net contributions (withdrawals) by contract owners(1) for the Real Property Account by product for the years ended December 31, 2019, 2018 and 2017 were as follows:

December 31, 2019	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$2,088,543	$149,189	$—	$—	$2,237,732
Policy loans	(820,743)	(40,459)	—	(15,185)	(876,387)
Policy loan repayments and interest	1,428,976	74,420	—	72,781	1,576,177
Surrenders, withdrawals and death benefits	(3,855,790)	(219,934)	(186)	(283,235)	(4,359,145)
Net transfers from/(to) other subaccounts or fixed rate option	(1,091,672)	(61,549)	—	(14,520)	(1,167,741)
Miscellaneous transactions	(3,863)	(486)	—	(1,598)	(5,947)
Administrative and other charges	(1,619,926)	(166,492)	—	(9,887)	(1,796,305)
	$(3,874,475)	$(265,311)	$(186)	$(251,644)	$(4,391,616)

December 31, 2018	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$2,296,578	$157,296	$—	$—	$2,453,874
Policy loans	(891,790)	(61,152)	—	(11,905)	(964,847)
Policy loan repayments and interest	1,523,621	52,640	—	13,437	1,589,698
Surrenders, withdrawals and death benefits	(3,484,541)	(238,698)	(205)	(119,713)	(3,843,157)
Net transfers from/(to) other subaccounts or fixed rate option	(1,013,153)	(51,437)	—	(13,789)	(1,078,379)
Miscellaneous transactions	5,668	(657)	—	7	5,018
Administrative and other charges	(1,675,713)	(170,977)	—	(10,962)	(1,857,652)
	$(3,239,330)	$(312,985)	$(205)	$(142,925)	$(3,695,445)

December 31, 2017	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$2,211,649	$162,995	$—	$—	$2,374,644
Policy loans	(883,472)	(55,521)	—	(16,669)	(955,662)
Policy loan repayments and interest	1,526,708	56,834	—	80,993	1,664,535
Surrenders, withdrawals and death benefits	(3,567,844)	(189,130)	(901)	(201,771)	(3,959,646)
Net transfers from/(to) other subaccounts or fixed rate option	(956,277)	(54,342)	—	—	(1,010,619)
Miscellaneous transactions	12,164	(1,245)	—	(1,147)	9,772
Administrative and other charges	(1,754,899)	(169,362)	—	(11,540)	(1,935,801)
	$(3,411,971)	$(249,771)	$(901)	$(150,134)	$(3,812,777)

(1) 2017 contract owner transaction amounts were reclassified in 2018 to conform to the current presentation.